AUER GROWTH FUND
SUMMARY SECTION
Investment Objective
The investment objective of the Auer Growth Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	AUER GROWTH FUND
Redemption Fee (on short-term redemptions within 7 days of purchase)	1.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AUER GROWTH FUND
Management Fees		1.50%
Distribution (12b-1) Fees		none
Other Expenses		0.32%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	1.85%
[1]	The Fund's adviser contractually has agreed to waive its management fee and/or reimburse certain operating expenses so that total annual operating expenses, excluding brokerage fees and commissions; borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short); taxes; any 12b-1 fees; any indirect expenses (such as fees and expenses of acquired funds); and extraordinary litigation expenses, do not exceed 1.95% of the Fund's average daily net assets through March 31, 2014. Any waiver or reimbursement by the adviser is subject to repayment by the Fund within three fiscal years; provided that the Fund is able to make the repayment without exceeding the 1.95% expense limitation. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
AUER GROWTH FUND	188	582	1,001	2,169

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended November 30, 2012, the Fund’s portfolio turnover rate was 161.95% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks traded on major U.S. exchanges, markets and bulletin boards that SBAuer Funds, LLC, the Fund's adviser (the "Adviser"), believes present the most favorable potential for capital appreciation. In selecting stocks for the Fund's portfolio, the Adviser reviews public companies' financial statements to determine those companies that report substantial sales and earnings growth over the prior twelve months, plus a price to earnings ratio that has decreased substantially during that time. After identifying these growth stocks, the Adviser focuses its review on secondary criteria including, but not limited to, earnings per share growth, earnings outlook, competitive position, and the balance sheet of each individual company. The Adviser typically purchases common stocks of companies that have a relatively low price to earnings ratio, as such ratio is determined by the Adviser.

On an ongoing, daily basis, the Adviser monitors any new publicly available financial statements of the Fund's portfolio companies and upgrades the portfolio by moving assets into those stocks deemed by the Adviser to have the highest potential for growth at the time of analysis. This upgrading process is designed to invest the Fund's assets in stocks that demonstrate superior growth characteristics relative to their peers, as determined by the Adviser using its proprietary screening process.

In addition to common stocks, the Fund may invest in other equity securities, including equity real estate investment trusts (REITs), publicly-traded master limited partnerships and royalty trusts. The Fund may invest directly in foreign equity securities traded on U.S. exchanges, markets, and bulletin boards, or through American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) traded on U.S. stock exchanges.

The Fund's Adviser uses a multi-cap strategy without regard to whether the securities are conventionally categorized as large-, mid-, small- or micro-cap. This multi-cap strategy, coupled with the Fund's focus on growth opportunities, means that the Fund will at times be heavily weighted towards small- and micro-cap companies. Small-cap companies typically have market capitalizations of less than $2 billion, while micro-cap companies typically have market capitalizations of less than $750 million.

The Fund's composition is determined by the Adviser's proprietary quantitative screening process, which seeks the most attractive growth opportunities regardless of market sector. This may cause the Fund to be overweighted in certain market sectors in comparison to the Fund's benchmark, the S&P 500 Index, and other more broadly diversified mutual funds. The sectors in which the Fund may be overweighted are expected to vary at different points in the economic cycle. The Fund will invest in securities that meet the Fund's investment criteria without regard to whether they are considered to be growth or value stocks.

Although the Fund aims to be fully invested, a portion of the Fund's portfolio may be allocated to cash, money market funds or short-term debt instruments. By keeping some cash or cash equivalents, the Fund may be able to meet shareholder redemptions without selling stocks and realizing gains and losses. However, the Fund may have difficulty meeting its investment objective if holding a significant cash position.

The Adviser will engage in active trading of the Fund's portfolio securities due to its investment strategy and, as a result, the Fund likely will experience a high portfolio turnover rate. The Fund will seek to realize profits by anticipating relatively short-term market movements and it is not designed to be tax-efficient.
Principal Risks
All investments involve a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Fund may experience large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Management Risk. The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. Investments selected using the Adviser's quantitative model may perform differently from the market as a whole. The Fund is the first mutual fund managed by the Adviser.
  Growth Risk. The Fund invests in companies that appear to be growth-oriented companies. If the Adviser's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, causing losses that will reduce the Fund's return.
  Value Risk. The Fund seeks to invest in securities that are trading at a low price to earnings ratio based on the Adviser's estimate of the company's intrinsic value. The market may not agree with the Adviser's estimate, and the security may not perform as expected. For example, a security's price may not increase to what the Adviser believes is its full value, and may decrease in value.
  Issuer Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
  Small- and Mid-Size Company Risk. Small- and mid-size companies, including micro-cap companies, involve greater risk of loss and price fluctuation than larger companies. Their securities may also be less liquid and more volatile. As a result, the Fund could have greater difficulty buying or selling a security of a micro- or small-cap issuer at an acceptable price, especially in periods of market volatility.
  REIT Risk. REIT risks include possible declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management's skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; (e) the costs and potential losses of self-liquidation of one or more holdings; (f) the possibility of failing to maintain exemptions from securities registration; and, (g) in many cases, relatively small market capitalizations, which may result in less market liquidity and greater price volatility.
  Sector Risk. The Fund may from time to time overweight its investments in certain market sectors, which will cause the Fund's performance to be more susceptible to the economic, business or other developments that affect those sectors. To the extent that the Fund's investments are overweighted in one or more sectors, the Fund will be particularly vulnerable to adverse market conditions, increased competition, and legislative or regulatory changes affecting those sectors. Relative to the S&P 500® Index, the Fund may have a greater percentage of its assets invested in certain market sectors and weakness in these sectors could result in significant losses to the Fund. In the past, the Fund's portfolio has been concentrated from time to time in sectors such as information technology, energy and basic materials. The sectors in which the Fund may be overweighted will change from time to time. To the extent that the Fund overweights investment in the information technology, energy and basic materials sectors, the Fund's shares will be particularly vulnerable to adverse market conditions, increased competition, and legislative or regulatory changes affecting these sectors. Companies in the information technology sector could be affected by, among other things, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation. Energy sector companies are highly sensitive to events relating to international politics, governmental regulatory policies, including energy conservation and tax policies, fluctuations in supply and demand, environmental liabilities, threats of terrorism and to changes in exchange rates or interest rates. Companies in the materials sector could be affected by, among other things, commodity prices, government regulation, inflation expectations, resource availability, and economic cycles.
  Portfolio Turnover Risk. The Fund's investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the Fund's performance.
  Foreign Securities Risk. Investment in securities of foreign issuers (whether directly or through ADRs or GDRs) involves certain special risks. Foreign issuers may not be subject to the same degree of regulation as U.S. issuers. In addition to credit and market risk, investments in foreign securities involve sovereign risk, which includes fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in those countries. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in foreign securities markets are generally higher than in the U.S. and there is generally less governmental supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Fund might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or its shareholders. Depositary receipts do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies.
  Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Fund's Adviser does not hedge against currency movements in the various markets in which foreign issuers are located, so the value of the Fund's foreign securities is subject to the risk of adverse changes in currency exchange rates.
  Royalty Trust/Publicly Traded Master Limited Partnership Risk. Investments in royalty trusts and/or publicly traded master limited partnerships ("PTPs") are subject to various risks related to the underlying operating companies controlled by such trusts or PTPs, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. The success of the Fund's investments also will vary depending on the underlying industry represented by the PTP's or royalty trust's portfolio. For example, when the Fund invests in oil royalty trusts or PTPs that invest in oil and gas companies, its return on the investment will be highly dependent on oil and gas prices, which can be highly volatile. Conversely, royalty trusts or PTPs that invest in real estate typically are subject to risks similar to those of a REIT. Unlike ownership of common stock of a corporation, the Fund would have limited voting rights and have no ability annually to elect directors in connection with its investment in a PTP or a royalty trust.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return (years ended December 31st) Year-by-Year Total Return as of December 31st

Best Quarter: 2nd Quarter, 2009, 30.99% Worst Quarter: 4th Quarter, 2008, (33.62)%
Average Annual Total Returns (as of December 31, 2012)
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
AUER GROWTH FUND	2.25%	(9.69%)	(9.95%)	Dec. 28, 2007
AUER GROWTH FUND After Taxes on Distributions	2.25%	(9.69%)	(9.95%)	Dec. 28, 2007
AUER GROWTH FUND After Taxes on Distributions and Sale of Fund Shares	1.46%	(7.96%)	(8.16%)	Dec. 28, 2007
AUER GROWTH FUND S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	1.28%	Dec. 28, 2007
AUER GROWTH FUND Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	18.05%	3.55%	2.70%	Dec. 28, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect as of December 31, 2012 and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if taxes and fees were deducted, the actual returns of the Indices would be lower).
Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (888) 711-AUER (2837), a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.auergrowthfund.com.